USE OF ESTIMATES, ASSUMPTIONS, AND JUDGEMENTS (Narrative) (Details)	12 Months Ended
Dec. 31, 2021 $ / oz $ / T
All Mine Properties Except Seguela [Member]
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory [line items]
Long term prices used for reserves and resource estimates related to commodity	1,600
Lindero Project [member]
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory [line items]
Long term prices used for reserves and resource estimates related to commodity	1,650
Gold Commodity Type [member] | Seguela Project [Member]
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory [line items]
Long term prices used for reserves and resource estimates related to commodity	1,500
Gold Commodity Type [member] | Lindero Project [member]
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory [line items]
Discount rate (as percent)	6.25%
Silver Commodity Type [member]
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory [line items]
Long term prices used for reserves and resource estimates related to commodity	21
Lead Commodity [member]
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory [line items]
Long term prices used for reserves and resource estimates related to commodity | $ / T	2,000
Zinc Commodity [member]
Disclosure Of Detailed Information About Use Of Judgements And Estimates Explanatory [line items]
Long term prices used for reserves and resource estimates related to commodity | $ / T	2,500